Business Combination - Schedule of Reverse Recapitalization (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 04, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Cash in GigCapital5 Trust Account, net of redemptions	$ 13,952,525
Plus: cash in GigCapital5 operating bank account	4,829
Less: Payments made pursuant to non-redemption agreements	(10,791,550)
Less: GigCapital5 transaction costs paid from Trust	(1,073,667)
Less: Repayment of GigCapital5 related party notes	(853,607)
Net cash proceeds from GigCapital5	1,238,530	$ 0	$ 1,238,530	$ 1,238,529	$ 0
Assumed net liabilities from GigCapital5, including the initial recognition of the earnout liability, excluding net cash proceeds	(14,177,695)
Net impact of the Merger on the consolidated statement of stockholders' deficit	$ (12,939,165)